Restructuring and Other Charges Schedule of Restructuring and Related Costs (Footnotes) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) employees	Dec. 31, 2015 USD ($) employees	Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, number of positions eliminated | employees		69
Riegelwood mill conversion costs net of proceeds from the sale of Carolina Coated Bristols brand (a)
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, accelerated depreciation	$ 3	$ 24
Restructuring and related cost, inventory impairment	3
Severance costs		5
Other restructuring costs	3	1
Turkey mill closure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, accelerated depreciation	4
Severance costs	$ 3
Restructuring and related cost, number of positions eliminated | employees	85
Trademark
Restructuring Cost and Reserve [Line Items]
Proceeds from Sale of Intangible Assets		$ 22
Courtland mill shutdown (a)
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, accelerated depreciation			$ 464
Restructuring and related cost, inventory impairment			24
Severance costs			26
Other restructuring costs			$ 40
Restructuring and related cost, number of positions eliminated			49
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs			$ 15
Restructuring and related cost, number of positions eliminated			908